Offerings	Aug. 01, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	(1) There are being registered hereunder such presently indeterminate (a) number of shares of Common Stock, par value $0.01 per share, Preferred Stock, Depositary Shares, Purchase Contracts and Units and (b) principal amount of Debt Securities of WEC Energy Group, Inc. (the "Company") as may from time to time be issued at indeterminate prices. (2) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Company is deferring payment of all of the registration fees.